Summary of Reconciliation of Provision for Income Taxes Computed at Combined Canadian Federal and Provincial Statutory Rate to Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Disclosure Of Income Tax [Abstract]
Net loss before income taxes	$ (2,639)	$ (9,385)	$ (32,889)	$ (17,361)
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%	27.00%
Income tax recovery based on Canadian federal and provincial income tax rates	$ (713)	$ (2,534)	$ (8,880)	$ (4,687)
Difference in foreign tax rates	12	1,865	792	210
Change in deferred tax assets not recognized	(52)	(6,331)	1,319	3,282
Share-based compensation	291	631	758	849
Non-taxable dividends	(5)		(2)	(106)
Fair value change in warrant liability	(79)		(36)	(1,080)
Tax rate difference on fair value change in short-term investments	(137)	1	(2)	12
Permanent difference and others	248	394	(82)	1,505
Total tax expense (income)	$ (435)	$ (5,974)	$ (6,133)	$ (15)